DERIVATIVE LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Stock Price			$ 1.59	$ 1.59
Risk-free interest rate			0.10%	2.54%
Expected volatility			94.55%	147.95%
Expected life (in years)			1 year	1 year
Expected dividend yield			0.00%	0.00%
Exercise Price			$ 1.19	$ 1.19
Fair Value:			$ 2,404,981	$ 2,099,025
Stage It Corp [Member]
Derivative [Line Items]
Stock Price	$ 1.59		$ 1.59
Risk-free interest rate	0.04%		0.10%
Expected volatility	110.45%		94.55%
Expected life (in years)	1 year		1 year
Expected dividend yield	0.00%		0.00%
Exercise Price	$ 1.19		$ 1.19
Fair Value:	$ 2,670,162		$ 2,404,981	$ 2,099,025
Option Pricing Models [Member]
Derivative [Line Items]
Stock Price			$ 0.0114
Risk-free interest rate			0.17%
Expected volatility			737.80%
Expected life (in years)			1 year
Expected dividend yield			0.00%
Fair Value		$ 0	$ 3,156,582
Minimum [Member] | Option Pricing Models [Member]
Derivative [Line Items]
Stock Price			$ 0.0015
Maximum [Member] | Option Pricing Models [Member]
Derivative [Line Items]
Stock Price			$ 0.0018